Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Schedule of Aggregate Percentage Revenue and Accounts Receivable

	Nine Months Ended September 30,
	2023	2022
Customer 1	62%	42%
Aggregate percent of revenue	62%	42%

As of September 30, 2023, four customers accounted for more than 10% of the Company’s accounts receivable balance, and two customers accounted for over 10% of the Company’s accounts receivable balance at December 31, 2022. The following table represents these customers’ aggregate percent of total accounts receivable:

	September 30, 2023	December 31, 2022
Customer 1	0%	40%
Customer 2	28%	0%
Customer 3	23%	0%
Customer 4	0%	32%
Customer 5	0%	0%
Customer 6	14%	0%
Customer 7	24%	0%
Aggregate percent of total accounts receivable	89%	72%

Schedule of Antidilutive Securities Excluded from Computation of Diluted Net loss

	September 30,	December 31,
	2023	2022
Employee stock options	806	914
Restricted stock awards	-	177
Warrants for common stock	3,606	2,366
Series A-1 preferred stock	3,204	2,840
Series A-2 preferred stock	3,860	3,416
Convertible promissory notes	-	3,755
Total common stock equivalents	11,476	13,468